RISK MANAGEMENT - Credit Risk Model - Loss allowance (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Risk Management
Loan allowance	$ 2,522.1		$ 8,196,187	$ 5,618,481	[2]	$ 4,261,444	$ 3,718,324
Commercial loans
Risk Management
Loan allowance			3,937,449	2,659,322		1,814,944	1,679,229
Consumer
Risk Management
Loan allowance			3,442,311	2,456,791		2,022,825	1,679,147
Mortgage
Risk Management
Loan allowance			257,243	130,882		124,100	95,102
Microcredit
Risk Management
Loan allowance			88,177	74,167		63,137	49,206
Financial Leasing
Risk Management
Loan allowance			471,007	297,319		$ 236,438	$ 215,640
Total loan impairment provision [member]
Risk Management
Loan allowance			8,611,594	5,946,726
Total loan impairment provision [member] | Simplified approach
Risk Management
Loan allowance			159,303
Loan Commitments and Financial Guarantee Contracts
Risk Management
Loan allowance			59,428	29,675
Financial assets at amortised cost, category [member] | Total loan impairment provision [member]
Risk Management
Loan allowance			8,453,149	5,845,343
Financial assets at amortised cost, category [member] | Total loan impairment provision [member] | Simplified approach
Risk Management
Loan allowance			159,303
Financial assets at amortised cost, category [member] | Debt securities
Risk Management
Loan allowance			71
Financial assets at amortised cost, category [member] | Other Accounts Receivable
Risk Management
Loan allowance			256,891	226,862
Financial assets at amortised cost, category [member] | Other Accounts Receivable | Simplified approach
Risk Management
Loan allowance			159,303
Financial assets at fair value through other comprehensive income, category [member]
Risk Management
Loan allowance			99,017	$ 71,708
12-month ECL
Risk Management
Loan allowance			1,824,874
12-month ECL | Commercial loans
Risk Management
Loan allowance			695,728
12-month ECL | Consumer
Risk Management
Loan allowance			998,390
12-month ECL | Mortgage
Risk Management
Loan allowance			35,187
12-month ECL | Microcredit
Risk Management
Loan allowance			23,348
12-month ECL | Financial Leasing
Risk Management
Loan allowance			72,221
12-month ECL | Total loan impairment provision [member]
Risk Management
Loan allowance			1,906,117
12-month ECL | Loan Commitments and Financial Guarantee Contracts
Risk Management
Loan allowance			40,715
12-month ECL | Financial assets at amortised cost, category [member] | Total loan impairment provision [member]
Risk Management
Loan allowance			1,844,645
12-month ECL | Financial assets at amortised cost, category [member] | Debt securities
Risk Management
Loan allowance			71
12-month ECL | Financial assets at amortised cost, category [member] | Other Accounts Receivable
Risk Management
Loan allowance			19,700
12-month ECL | Financial assets at fair value through other comprehensive income, category [member]
Risk Management
Loan allowance			20,757
Lifetime ECL | Not credit-impaired
Risk Management
Loan allowance			1,197,046
Lifetime ECL | Not credit-impaired | Commercial loans
Risk Management
Loan allowance			190,633
Lifetime ECL | Not credit-impaired | Consumer
Risk Management
Loan allowance			890,556
Lifetime ECL | Not credit-impaired | Mortgage
Risk Management
Loan allowance			73,461
Lifetime ECL | Not credit-impaired | Microcredit
Risk Management
Loan allowance			11,962
Lifetime ECL | Not credit-impaired | Financial Leasing
Risk Management
Loan allowance			30,434
Lifetime ECL | Not credit-impaired | Total loan impairment provision [member]
Risk Management
Loan allowance			1,254,945
Lifetime ECL | Not credit-impaired | Loan Commitments and Financial Guarantee Contracts
Risk Management
Loan allowance			14,358
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Total loan impairment provision [member]
Risk Management
Loan allowance			1,208,607
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Other Accounts Receivable
Risk Management
Loan allowance			11,561
Lifetime ECL | Not credit-impaired | Financial assets at fair value through other comprehensive income, category [member]
Risk Management
Loan allowance			31,980
Lifetime ECL | Credit-impaired
Risk Management
Loan allowance			5,174,267
Lifetime ECL | Credit-impaired | Commercial loans
Risk Management
Loan allowance			3,051,088
Lifetime ECL | Credit-impaired | Consumer
Risk Management
Loan allowance			1,553,365
Lifetime ECL | Credit-impaired | Mortgage
Risk Management
Loan allowance			148,595
Lifetime ECL | Credit-impaired | Microcredit
Risk Management
Loan allowance			52,867
Lifetime ECL | Credit-impaired | Financial Leasing
Risk Management
Loan allowance			368,352
Lifetime ECL | Credit-impaired | Total loan impairment provision [member]
Risk Management
Loan allowance			5,291,229
Lifetime ECL | Credit-impaired | Loan Commitments and Financial Guarantee Contracts
Risk Management
Loan allowance			4,355
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Total loan impairment provision [member]
Risk Management
Loan allowance			5,240,594
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Other Accounts Receivable
Risk Management
Loan allowance			66,327
Lifetime ECL | Credit-impaired | Financial assets at fair value through other comprehensive income, category [member]
Risk Management
Loan allowance			$ 46,280

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.